Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental information related to leases
	June 30, 2021	December 31, 2020
Other operating leases information
Weighted-average remaining lease term (years)	7.7	7.9
Weighted-average discount rate	13.4%	13.8%

	December 31,
	2020	2019
Other operating leases information
Weighted-average remaining lease term (years)	7.9	8.1
Weighted-average discount rate	13.8%	13.3%

Schedule of lease costs were recognized in other operating (income) expenses
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating lease costs
Fixed lease cost	$2,806,857	$1,654,602	$5,442,923	$3,192,685
Variable lease cost	129,153	(59,970)	197,647	(35,364)
Total operating lease costs	$2,936,010	$1,594,632	$5,640,570	$3,157,321

	Year Ended December 31,
	2020	2019
Operating lease costs
Fixed lease cost	$7,388,997	$4,011,839
Variable lease cost	(78,702)	207,470
Total operating lease costs	$7,310,295	$4,219,309

Schedule of supplemental cash flow information related to leases
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$2,390,864	$1,352,324	$4,446,945	$2,661,999
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$2,544,473	$2,471,421	$7,266,255	$4,734,048

	Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$6,837,734	$3,452,433
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$18,369,433	$26,962,093

Schedule of maturities of lease liabilities
Fiscal Year	Operating Leases
Remainder of 2021	$5,754,128
2022	10,865,604
2023	11,185,659
2024	10,648,943
2025	9,788,001
Thereafter	32,678,604
Total undiscounted lease payments	80,920,939
Less imputed interest	(30,283,127)
Total lease liabilities	$50,637,812

Year Ending December 31,	Operating Leases
2021	$9,474,959
2022	9,725,444
2023	9,908,607
2024	9,349,544
2025	8,578,895
Thereafter	26,090,109
Total undiscounted lease payments	73,127,558
Less imputed interest	(28,497,977)
Total lease liabilities	$44,629,581